Cover	Jul. 14, 2022
Cover [Abstract]
Entity Registrant Name	MAPTELLIGENT, INC.
Entity Central Index Key	0001697935
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jul. 14, 2022
Entity Incorporation State Country Code	NV
Entity File Number	333-218746
Entity Tax Identification Number	88-0203182
Entity Address Address Line 1	2831 St. Rose Parkway
Entity Address Address Line 2	Suite # 297
Entity Address City Or Town	Henderson
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89052
City Area Code	561
Local Phone Number	926-3083
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false